SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SUPPLEMENTAL FINANCIAL INFORMATION
Net inventories
(In millions)	2016	2015

Raw materials	$185.0	$180.5
Work-in-progress	156.8	143.0
Finished goods	177.3	155.2

Inventories, net	$519.1	$478.7

Property, Plant and Equipment

(In millions)	2016	2015

Land	$29.3	$30.4
Buildings and improvements	565.3	579.3
Machinery and equipment	1,949.5	1,922.3
Construction-in-progress	117.3	67.9

Property, plant and equipment	2,661.4	2,599.9
Accumulated depreciation	(1,746.2)	(1,752.0)

Property, plant and equipment, net	$915.2	$847.9

Capitalized software costs
(In millions)	2016	2015

Cost	$415.5	$398.2
Accumulated amortization	(297.9)	(270.8)

Software, net	$117.6	$127.4

Schedule of research and development expense
(In millions)	2016	2015	2014

Research and development expense	$89.7	$91.9	$102.5

Cash paid for interest and income taxes
(In millions)	2016	2015	2014

Interest, net of capitalized amounts	$58.9	$60.1	$61.6
Income taxes, net of refunds	106.1	129.9	108.8